Allowances for Loan and Lease Losses and Unfunded Loan Commitments and Letters of Credit (Narrative) (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance For Loan And Lease Losses [Abstract]
Net interest income less the provision for credit losses	$ 8.0	$ 8.0	$ 8.3